BASIS OF PREPARATION	9 Months Ended
Sep. 30, 2024
Basis Of Preparation
BASIS OF PREPARATION

NOTE 2 – BASIS OF PREPARATION

1.	Significant accounting policy

Statement of Compliance

These unaudited Condensed Interim Consolidated financial statements of the Company are as of September 30, 2024, and presented in US dollars, which is not the functional currency. The functional currency is the NIS. These unaudited interim condensed consolidated financial statements have been prepared in accordance with the requirements of International Accounting Standard IAS 34 “Interim Financial Reporting” as issued by the IASB. They do not include all the information required in annual financial statements in accordance with IFRS and should be read in conjunction with the financial statements of the Company for the year ended December 31, 2023.

The policies applied in these Condensed Interim Consolidated financial statements are based on IFRS effective as of September 30, 2024, and are consistent with those included in the Company’s annual financial statements for the year ended December 31, 2023.

Basis of Consolidation

The financial results of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. Intercompany balances and transactions and any unrealized income and expenses arising from such transactions are eliminated upon consolidation.

Basis of measurement

These consolidated financial statements have been prepared on a going concern basis, under the historical cost basis, except for financial instruments which have been measured at fair value.

2.	Critical Estimates and Assumptions

The preparation of the Company’s financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these estimates. The Company’s financial statements include estimates which, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the Company’s financial statements and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and also in future periods when the revision affects both current and future periods.

The functional currency for each of the Company’s subsidiaries is the currency of the primary economic environment in which the respective entity operates; the Company has determined the functional currency of each entity to be the New Israeli Shekel. Such determination involves certain judgements to identify the primary economic environment. The Company reconsiders the functional currency of its subsidiaries if there is a change in events and/or conditions which determine the primary economic environment. During the three and nine months ended September 30, 2024, there have been no such changes. The Company’s presentation currency is the U.S. dollar.

A2Z CUST2MATE SOLUTIONS CORP. (formerly A2Z Smart Technologies Corp.)

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

(Expressed in thousands of US Dollars)

The critical judgments and significant estimates in applying accounting policies that have the most significant effect on the amounts recognized in the financial statements are the same as at December 31, 2023:

a)	The useful life of property and equipment

Property and equipment are amortized or depreciated over their useful lives. Useful lives are based on management’s estimates of the period that the assets will generate revenue, which are periodically reviewed for continued appropriateness. Changes to estimates can result in significant variations in the amounts charged to the consolidated statement of comprehensive income in specific periods.

b)	Determining the fair value of share-based payment transactions

The fair value of share-based payment transactions is determined upon initial recognition by the Binomial model. The Binomial model is based on share price and exercise price and assumptions regarding expected volatility, term of share option, dividend yield and risk-free interest rate.

c)	Intangible assets

Intangible assets with indefinite useful life are tested for impairment annually or more frequently if three is an indication of impairment. The carrying value of intangibles with definite lives is reviewed each reporting period to determine whether there is any indication of impairment. If there are indications of impairment the impairment analysis is completed and if the carrying amount of an asset exceeds its recoverable amount, the asset is impaired, and impairment loss is recognized.

d)	Derivative liability – Warrants

The Company uses the Black-Scholes option-pricing model to estimate fair value at each reporting date. The key assumptions used in the model are the expected future volatility in the price of the Company’s Common Shares and the expected life of the warrants.

e)	ECL and their measurement

ECL are measured as the unbiased probability-weighted present value of all cash shortfalls over the expected life of each financial asset. For receivables from financial services, ECL are mainly calculated with a statistical model using three major risk parameters: probability of default, loss given default and exposure at default. The estimation of these risk parameters incorporates all available relevant information, not only historical and current loss data, but also reasonable and supportable forward-looking information reflected by the future expectation factors. This information includes macroeconomic factors (e.g., gross domestic product growth, unemployment rate, cost performance index) and forecasts of future economic conditions. For receivables from financial services, these forecasts are performed using a scenario analysis (base case, adverse and optimistic scenarios).

As of September 30, 2024, and December 31, 2023, ECL for trade and other account receivables are not material, and as such are not disclosed, in accordance with IFRS 9.

3.	New Accounting Standards

The following new standards and amendments are effective for the period beginning 1 January 2024:

a.	Amendment to IAS 1 “Presentation of Financial Statements”:

In January 2020, the IASB published a revision to IAS 1 on requirements to classify liabilities as current or non-current (hereinafter: “the Original Revision”). In October 2022, IASB issued a subsequent revision to the above revision (hereinafter: “the Subsequent Revision”).

The Subsequent Revision states that:

●	Only financial covenants an entity must comply with at the end of the reported period or prior to that impact the classification of that liability as a current liability or a non-current liability.
●	For liabilities that the examination of compliance with financial covenants is tested within 12 months consecutively to the report date, disclosure must be provided in a manner that allows users of the Financial Statements to assess the risk for that liability. This means that the Consecutive Amendment still states that disclosures must be provided for the book value of the liability, as well as additional financial information that will include the terms and conditions of the covenants and any compliance (or lack thereof) that the entity will be facing within the framework of the covenants. The Original Amendment states that a conversion right of a liability will impact the classification of the liability as a whole as a current or non-current liability, except in cases in which the conversion option is classified as equity.

Both the Original Revision and the Subsequent Revision were applied retroactively as from annual reporting periods starting on or after January 1, 2024.

The above Amendment had no material impact on the Company’s Interim Consolidated Financial Statements.

b.	Revision to IFRS 16 “Leases”:

In September 2022, IASB issued a revision to IFRS 16 “Leases” (hereinafter: “the Revision”), designed to provide for accounting treatment for lease agreements that include seller-lessee lease and lease back transactions, where lease payments are variable lease payments that are not based on an index or rate. In the Revision, it is stated that any seller-lessee will have to apply the regulations that provide accounting treatment for any sale transaction of such agreements. The approach selected includes accounting policy, to wit the sale of control of the transfer of the asset.

The Revision was applied to annual reporting periods starting on January 1, 2024. The Revision is expected to have minimal impact.

The above Amendment had no material impact on the Company’s Interim Consolidated Financial Statements.

c.	Amendments to IAS 7, “Statement of Cash Flows”, and IFRS 7, “Financial Instruments: Disclosures”:

In May 2023, IASB issued amendments to IAS 7, “Statement of Cash Flows”, and IFRS 7, “Financial Instruments: Disclosures” (“the Amendments”) to address the presentation of liabilities and the associated cash flows arising out of supplier finance arrangements, as well as disclosures required for such arrangements.

The disclosure requirements in the Amendments enhance the current requirements and are intended to assist users of financial statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk.

The Amendments are effective for annual reporting periods beginning on or after January 1, 2024. Early adoption is permitted but will need to be disclosed.

The Company believes that the Amendments are not expected to have a material impact on its consolidated financial statements.

4.

Disclosure for new IFRS standards to be applicable in future reporting periods

IFRS 18 “Presentation and Disclosure in Financial Statements”:

In April 2024, IASB issued IFRS 18 “Presentation and Disclosure in Financial Statements” (hereinafter: “the New Standard”), superseding IAS 1 “Presentation of Financial Statements” (hereinafter: “IAS 1”).

The objective of the New Standard is to improve comparability and transparency on financial statements.

The New Standard is to include current IAS 1 stipulations, as well as new requirements for presentation on the income statement, including presentation of amounts and sub-totals required by the New Standard, providing disclosure of management-defined performance measures and new requirements for grouping and un-grouping of financial information.

The New Standard does not change the recognition and measurement provisions for items on financial statements. However, since items on the income statement would be required to be classified under one of five categories (current operations, investment operations, financing operations, taxes on income and discontinued operations), this may change the entity’s operating income. Furthermore, the publication of the New Standard resulted in limited revisions to other accounting standards, including IAS 7 “Statement of Cash Flows” and IAS 34 “Interim Financial Reporting”.

The New Standard shall be applied retroactively starting with annual reporting periods starting on or after January 1, 2027. Early implementation is possible, subject to disclosure.

The Company is reviewing the impact of the New Standard, including the impact of revisions to other accounting standards resulting from the New Standard, on its consolidated financial statements.

A2Z CUST2MATE SOLUTIONS CORP. (formerly A2Z Smart Technologies Corp.)

NOTES TO THE CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

(Expressed in thousands of US Dollars)